Operating costs	12 Months Ended
Mar. 31, 2021
Analysis of income and expense [abstract]
Operating costs	4. Operating costs

Below we have presented separately certain items included in our operating costs from continuing operations. These include a breakdown of payroll costs (including disclosure of amounts paid to key management personnel) and fees paid to our auditors.

	2021	2020	2019
	£m	£m	£m
Depreciation, amortisation and impairment	1,672	1,640	1,735
Payroll costs	1,770	1,684	1,852
Purchases of electricity	1,130	1,403	1,454
Purchases of gas	1,250	1,316	1,642
Property and other taxes	1,193	1,191	1,108
Balancing Services Incentive Scheme	1,875	1,317	1,196
Other	2,668	2,975	2,895
Other operating costs	11,558	11,526	11,882
Provision for bad and doubtful debts	326	234	181
Total operating costs	11,884	11,760	12,063
Operating costs include:
Inventory consumed	316	328	415
Research and development expenditure	17	14	19
(a) Payroll costs

	2021	2020	2019
	£m	£m	£m
Wages and salaries¹	2,282	2,188	2,084
Social security costs	172	168	156
Defined contribution scheme costs	77	75	72
Defined benefit pension costs	136	135	232
Share-based payments	27	19	27
Severance costs (excluding pension costs)	11	1	76
	2,705	2,586	2,647
Less: payroll costs capitalised	(935)	(902)	(795)
Total payroll costs	1,770	1,684	1,852
1.    Included within wages and salaries are US other post-retirement benefit costs of £43 million (2020: £45 million; 2019: £48 million). For further information refer to note 25.
(b) Number of employees

	31 March 2021	Monthly average 2021	31 March 2020	Monthly average 2020	31 March 2019	Monthly average 2019
UK	6,657	6,517	6,321	6,151	5,962	6,227
US	17,026	16,821	16,748	16,679	16,614	16,669
Total number of employees	23,683	23,338	23,069	22,830	22,576	22,896
4. Operating costs continued
(c) Key management compensation

	2021	2020	2019
	£m	£m	£m
Short-term employee benefits	7	7	7
Compensation for loss of office	—	1	—
Post-employment benefits	1	1	1
Share-based payments	4	3	3
Total key management compensation	12	12	11
Key management compensation relates to the Board, including the Executive Directors and Non-executive Directors for the years presented.
(d) Auditors’ remuneration
Auditors’ remuneration is presented below in accordance with the requirements of the Companies Act 2006 and the principal accountant fees and services disclosure requirements of Item 16C of Form 20-F:

	2021	2020	2019
	£m	£m	£m
Audit fees payable to the Parent Company’s auditors and their associates in respect of:
Audit of the Parent Company’s individual and consolidated financial statements¹	2.5	1.9	1.6
The auditing of accounts of any associate of the Company²	8.1	8.7	8.5
Other services supplied³	6.4	6.3	5.2
	17.0	16.9	15.3
Total other services[4]
All other fees:
Other assurance services[5]	0.8	0.6	1.1
Other non-audit services not covered above[6]	2.0	0.5	2.2
	2.8	1.1	3.3
Total auditors’ remuneration	19.8	18.0	18.6
1.    Audit fees in each year represent fees for the audit of the Company’s financial statements and regulatory reporting for the years ended 31 March 2021, 2020 and 2019.
2.    The 2019 comparative was updated in 2020 following finalisation of the 2019 audit fee with the Audit Committee in 2020.
3.    Other services supplied represent fees payable for services in relation to other statutory filings or engagements that are required to be carried out by the auditors. In particular, this includes fees for reports under section 404 of the US Public Company Accounting Reform and Investor Protection Act of 2002 (Sarbanes-Oxley), audit reports on regulatory returns and the review of interim financial statements for the six-month periods ended 30 September 2020, 2019 and 2018 respectively.
4.    There were no tax compliance or tax advisory fees and no audit related fees as described in Item 16C(b) of Form 20-F.
5.    In all years, principally relates to assurance services provided in relation to comfort letters for debt issuances and, in 2021, also includes amounts related to capacity market auction monitoring services.
6.    For 2021, includes the class 1 Circular in respect of the acquisition of WPD announced on 18 March 2021. In 2020, other assurance services include auction monitor work on Contracts for Difference, a review of controls over our data on New York customers and IT project assurance. In 2019, non-audit services primarily related to the UK Commercial Property business in respect of the evaluation of possible options for the use of property assets.

The Audit Committee considers and makes recommendations to the Board, to be put to shareholders for approval at each AGM, in relation to the appointment, re-appointment, removal and oversight of the Company’s independent auditors. The Committee also considers and approves the audit fees on behalf of the Board in accordance with the Competition and Market Authority Audit Order 2014. The auditors’ remuneration is then put to shareholders at each AGM.
Certain services are prohibited from being performed by the external auditors under the Sarbanes-Oxley Act. Of the above services, none were prohibited.